SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 13, 2017	Dec. 31, 2016
General, selling and administrative expense		$ 5,114,115		$ 5,392,625		$ 9,605,377	$ 9,522,883	$ 18,442,839	$ 17,016,789
Net income (loss)		8,098,651	$ 5,785,404	4,021,410	$ (11,068)	13,884,055	4,010,344	(8,743,593)	13,032,117
Accumulated deficit	$ 27,521,941	32,662,403		27,510,876		32,662,403	27,510,876	18,778,348	27,521,941
Cash and cash equivalents	1,017,299	2,465,639		41,036		2,465,639	41,036	2,784,865	1,017,299		$ 1,048,762
Working capital deficit		8,534,224				8,534,224		3,549,408
Software development costs						543,617	451,168	960,988	634,914
Big Token, Inc. [Member]
General, selling and administrative expense	209,181	1,012,528		614,760		1,707,211	913,229	1,970,677	209,181
Net income (loss)	209,623	1,043,182	$ 721,466	621,821	$ 306,395	1,764,648	928,216	2,044,054	209,623
Accumulated deficit	209,623	4,018,325				4,018,325		2,253,677	209,623
Cash and cash equivalents
Working capital deficit	220,677							2,455,486	220,677
Software development costs	$ 12,496					152,288	78,415	225,011	12,496
Amortization expense								37,000
Advertising costs								4,491	0
Cryptocurrency impairment				$ 596		$ 1,772	$ 5,260	$ 35,474	$ 0